Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Weighted Average Number of Shares
Shares Used to Calculate Earnings per Share

	Years Ended December 31,
(In millions)	2016	2015	2014

Weighted-average shares

Basic(a)	50.0	49.3	49.0
Effect of dilutive stock awards	0.6	—	—
Diluted(a)	50.6	49.3	49.0

Antidilutive stock awards excluded from denominator	0.1	1.7	1.7

(a)
We have deferred compensation plans for directors and certain of our employees.  Some amounts owed to participants are denominated in common stock units.  Each unit represents one share of common stock.  The number of shares used to calculate basic earnings per share includes the weighted-average common stock units credited to employees and directors under the deferred compensation plans.  Additionally, nonvested units are also included in the computation of basic weighted-average shares when the requisite service period has been completed.  Accordingly, basic and diluted shares include weighted-average units of 0.5 million in 2016, 0.5 million in 2015 and 0.5 million in 2014.